UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of December 31, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.0%)
Consumer Discretionary (12.4%)
*	DIRECTV Class A	26,355,807	878,966
1	Whirlpool Corp.	5,985,000	482,750
	TJX Cos. Inc.	9,907,000	362,101
	Sony Corp. ADR	12,150,000	352,350
*	Amazon.com Inc.	2,550,000	343,026
*	Kohl's Corp.	5,172,400	278,948
	Target Corp.	5,019,000	242,769
	Walt Disney Co.	5,500,000	177,375
*	Bed Bath & Beyond Inc.	3,466,000	133,892
	Mattel Inc.	4,247,800	84,871
	Best Buy Co. Inc.	1,575,000	62,149
	Lowe's Cos. Inc.	2,450,000	57,305
*	Carnival Corp.	1,358,000	43,035
*,^ Eastman Kodak Co.		9,000,000	37,980
*	Viacom Inc. Class B	500,000	14,865
	Abercrombie & Fitch Co.	375,000	13,069
			3,565,451
Consumer Staples (1.5%)
	Costco Wholesale Corp.	6,400,000	378,688
	Procter & Gamble Co.	510,000	30,921
	Kellogg Co.	278,000	14,790
	PepsiCo Inc.	44,000	2,675
	Avon Products Inc.	61,500	1,937
			429,011
Energy (7.3%)
	Noble Energy Inc.	6,300,000	448,686
	EOG Resources Inc.	3,816,000	371,297
	Schlumberger Ltd.	5,188,500	337,720
	Peabody Energy Corp.	5,837,100	263,895
	Hess Corp.	3,000,000	181,500
*	Plains Exploration & Production Co.	4,000,000	110,640
	EnCana Corp.	2,285,000	74,011
^	Cenovus Energy Inc.	2,285,000	57,582
	ConocoPhillips	1,000,000	51,070
	Petroleo Brasileiro SA ADR Type A	1,100,000	46,629
	National Oilwell Varco Inc.	1,038,000	45,765
*	Southwestern Energy Co.	800,000	38,560
	Petroleo Brasileiro SA ADR	697,830	33,273
*	Transocean Ltd.	250,000	20,700
	Murphy Oil Corp.	350,000	18,970
	Noble Corp.	200,000	8,140
			2,108,438
Financials (3.5%)
	Marsh & McLennan Cos. Inc.	16,847,000	371,982
*	Berkshire Hathaway Inc. Class B	65,600	215,562
	Discover Financial Services	10,140,800	149,171
	Chubb Corp.	2,500,000	122,950
	Bank of New York Mellon Corp.	1,900,000	53,143

	Aflac Inc.	800,000	37,000
*	Progressive Corp.	1,500,000	26,985
	Wells Fargo & Co.	800,000	21,592
			998,385
Health Care (22.2%)
*	Amgen Inc.	20,000,000	1,131,400
	Eli Lilly & Co.	29,254,500	1,044,678
	Novartis AG ADR	18,339,765	998,233
	Medtronic Inc.	21,681,652	953,559
*	Biogen Idec Inc.	12,442,900	665,695
	Roche Holdings AG	3,444,000	585,343
*	Boston Scientific Corp.	45,896,210	413,066
*,1 Millipore Corp.		2,820,000	204,027
*	Life Technologies Corp.	3,095,000	161,652
	GlaxoSmithKline PLC ADR	3,210,000	135,622
	Johnson & Johnson	1,000,000	64,410
*	Genzyme Corp.	1,000,000	49,010
	Sanofi-Aventis SA ADR	165,000	6,480
			6,413,175
Industrials (13.1%)
	FedEx Corp.	13,671,170	1,140,859
	CH Robinson Worldwide Inc.	8,117,000	476,711
	Southwest Airlines Co.	34,521,300	394,578
	Caterpillar Inc.	5,681,900	323,812
	Honeywell International Inc.	8,259,800	323,784
	United Parcel Service Inc. Class B	3,520,000	201,942
	Boeing Co.	3,140,000	169,968
	Union Pacific Corp.	2,525,900	161,405
	Deere & Co.	2,438,700	131,909
*	AMR Corp.	15,754,550	121,783
	Canadian Pacific Railway Ltd.	1,641,800	88,657
*,1 Alaska Air Group Inc.		2,410,000	83,290
	Donaldson Co. Inc.	1,600,000	68,064
	Granite Construction Inc.	1,500,000	50,490
	Expeditors International of Washington Inc.	830,000	28,826
	Pall Corp.	185,000	6,697
	Norfolk Southern Corp.	53,100	2,784
			3,775,559
Information Technology (32.1%)
*	Google Inc. Class A	1,789,300	1,109,330
	Oracle Corp.	38,508,948	945,010
*	Adobe Systems Inc.	24,819,800	912,872
	Microsoft Corp.	28,690,000	874,758
	Texas Instruments Inc.	31,205,800	813,223
*,1 Intuit Inc.		17,300,000	531,283
	QUALCOMM Inc.	10,226,000	473,055
	Hewlett-Packard Co.	8,430,000	434,229
*	EMC Corp.	21,844,200	381,618
	Corning Inc.	16,280,400	314,375
	Intel Corp.	14,900,000	303,960
*	NVIDIA Corp.	15,200,000	283,936
*	Citrix Systems Inc.	6,600,000	274,626
^	Telefonaktiebolaget LM Ericsson ADR	26,000,000	238,940
*	Symantec Corp.	12,009,200	214,845
*	Micron Technology Inc.	20,000,000	211,200
	Accenture PLC Class A	4,136,200	171,652
	Applied Materials Inc.	8,894,600	123,991

	ASML Holding NV		3,495,611	119,165
	KLA-Tencor Corp.		2,818,000	101,899
	Motorola Inc.		12,870,000	99,871
1	Plantronics Inc.		3,701,500	96,165
*	eBay Inc.		3,425,000	80,624
*	Rambus Inc.		2,500,000	61,000
*	Cisco Systems Inc.		1,625,000	38,902
*	Dell Inc.		1,380,000	19,817
*	Entegris Inc.		2,583,472	13,641
*	Apple Inc.		23,000	4,850
				9,248,837
Materials (6.7%)
	Potash Corp. of Saskatchewan Inc.		6,300,000	683,550
	Monsanto Co.		7,391,460	604,252
	Praxair Inc.		3,670,867	294,807
	Weyerhaeuser Co.		2,225,000	95,987
	Alcoa Inc.		4,854,000	78,246
	Vulcan Materials Co.		1,470,000	77,425
*	Domtar Corp.		1,073,560	59,486
*	Freeport-McMoRan Copper & Gold Inc.		600,000	48,174
				1,941,927
Telecommunication Services (0.1%)
*	Sprint Nextel Corp.		10,530,000	38,540

Utilities (0.1%)
*	AES Corp.		2,422,600	32,245
	FPL Group Inc.		179,440	9,478
				41,723
Total Common Stocks (Cost $21,102,229)				28,561,046
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$479,688)	0.187%	479,687,728	479,688

Total Investments (100.7%) (Cost $21,581,917)				29,040,734
Other Assets and Liabilities-Net (-0.7%)[3]				(208,632)
Net Assets (100%)				28,832,102

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $55,587,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $60,645,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

PRIMECAP Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	27,975,703	585,343	—
Temporary Cash Investments	479,688	—	—
Total	28,455,391	585,343	—

PRIMECAP Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2009		from		Dec. 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	At Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group Inc.	64,564	—	—	—	83,290
Intuit Inc.	493,050	—	—	—	531,283
Millipore Corp.	198,331	—	—	—	204,027
Plantronics Inc.	99,237	—	—	185	96,165
Whirlpool Corp.	418,711	—	—	2,574	482,750
	1,273,893			2,759	1,397,515

E. At December 31, 2009, the cost of investment securities for tax purposes was $21,581,917,000. Net unrealized appreciation of investment securities for tax purposes was $7,458,817,000, consisting of unrealized gains of $9,970,428,000 on securities that had risen in value since their purchase and $2,511,611,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (24.0%)
Vanguard Total Stock Market Index Fund Investor Shares	24,017,709	659,286

International Stock Funds (6.0%)
Vanguard European Stock Index Fund Investor Shares	3,209,540	83,255
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,611,312	41,749
Vanguard Pacific Stock Index Fund Investor Shares	4,210,830	40,761
		165,765
Bond Funds (65.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	120,308,060	1,234,361
Vanguard Inflation-Protected Securities Fund Investor Shares	43,699,757	548,432
		1,782,793
Money Market Funds (5.1%)
Vanguard Prime Money Market Fund Investor Shares	136,854,000	136,854
1 Vanguard Market Liquidity Fund, 0.187%	1,690,243	1,690
		138,544
Total Investment Companies (Cost $2,717,468)		2,746,388
Other Assets and Liabilities-Net (-0.1%)		(1,790)
Net Assets (100%)		2,744,598

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $2,717,468,000. Net unrealized appreciation of investment securities for tax purposes was $28,920,000, consisting of unrealized gains of $42,876,000 on securities that had risen in value since their purchase and $13,956,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2005 Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (29.7%)
Vanguard Total Stock Market Index Fund Investor Shares	21,286,552	584,316

International Stock Funds (7.4%)
Vanguard European Stock Index Fund Investor Shares	2,842,933	73,745
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,393,506	36,106
Vanguard Pacific Stock Index Fund Investor Shares	3,715,573	35,967
		145,818
Bond Funds (59.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	82,699,466	848,497
Vanguard Inflation-Protected Securities Fund Investor Shares	25,695,135	322,474
		1,170,971
Money Market Funds (3.3%)
Vanguard Prime Money Market Fund Investor Shares	62,922,863	62,923
1 Vanguard Market Liquidity Fund, 0.187%	1,044,169	1,044
		63,967
Total Investment Companies (Cost $1,954,563)		1,965,072
Other Assets and Liabilities-Net (0.0%)		(165)
Net Assets (100%)		1,964,907

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $1,954,563,000. Net unrealized appreciation of investment securities for tax purposes was $10,509,000, consisting of unrealized gains of $34,937,000 on securities that had risen in value since their purchase and $24,428,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments

As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (40.6%)
Vanguard Total Stock Market Index Fund Investor Shares	50,933,679	1,398,130

International Stock Funds (10.1%)
Vanguard European Stock Index Fund Investor Shares	6,773,574	175,706
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,329,488	86,267
Vanguard Pacific Stock Index Fund Investor Shares	8,911,250	86,261
		348,234
Bond Funds (49.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	134,375,184	1,378,689
Vanguard Inflation-Protected Securities Fund Investor Shares	24,790,665	311,123
		1,689,812
Total Investment Companies (Cost $3,608,771)		3,436,176
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.187% (Cost $1,933)	1,933,057	1,933

Total Investments (99.9%) (Cost $3,610,704)		3,438,109
Other Assets and Liabilities-Net (0.1%)		2,217
Net Assets (100%)		3,440,326

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $3,610,704,000. Net unrealized depreciation of investment securities for tax purposes was $172,595,000, consisting of unrealized gains of $38,772,000 on securities that had risen in value since their purchase and $211,367,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (48.5%)
Vanguard Total Stock Market Index Fund Investor Shares	183,802,834	5,045,388

International Stock Funds (12.0%)
Vanguard European Stock Index Fund Investor Shares	24,454,721	634,355
Vanguard Pacific Stock Index Fund Investor Shares	32,230,630	311,993
Vanguard Emerging Markets Stock Index Fund Investor Shares	11,849,166	307,012
		1,253,360
Bond Fund (39.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	399,157,008	4,095,351

Total Investment Companies (Cost $10,604,116)		10,394,099
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.187% (Cost $5,685)	5,685,017	5,685
Total Investments (99.9%) (Cost $10,609,801)		10,399,784
Other Assets and Liabilities-Net (0.1%)		5,643
Net Assets (100%)		10,405,427

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $10,609,801,000. Net unrealized depreciation of investment securities for tax purposes was $210,017,000, consisting of unrealized gains of $127,387,000 on securities that had risen in value since their purchase and $337,404,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.3%)
Vanguard Total Stock Market Index Fund Investor Shares	130,189,666	3,573,706

International Stock Funds (13.7%)
Vanguard European Stock Index Fund Investor Shares	17,480,063	453,433
Vanguard Pacific Stock Index Fund Investor Shares	23,242,073	224,983
Vanguard Emerging Markets Stock Index Fund Investor Shares	8,493,766	220,074
		898,490
Bond Fund (31.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	204,535,109	2,098,530

Total Investment Companies (Cost $6,805,834)		6,570,726
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.187% (Cost $5,576)	5,576,000	5,576

Total Investments (100.0%) (Cost $6,811,410)		6,576,302
Other Assets and Liabilities-Net (0.0%)		700
Net Assets (100%)		6,577,002

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $6,811,410,000. Net unrealized depreciation of investment securities for tax purposes was $235,108,000, consisting of unrealized gains of $52,399,000 on securities that had risen in value since their purchase and $287,507,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (60.3%)
Vanguard Total Stock Market Index Fund Investor Shares	240,421,082	6,599,559

International Stock Funds (15.1%)
Vanguard European Stock Index Fund Investor Shares	32,345,983	839,055
Vanguard Pacific Stock Index Fund Investor Shares	43,083,424	417,047
Vanguard Emerging Markets Stock Index Fund Investor Shares	15,529,139	402,360
		1,658,462
Bond Fund (24.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	260,748,904	2,675,284

Total Investment Companies (Cost $11,235,462)		10,933,305
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.187% (Cost $8,100)	8,099,986	8,100
Total Investments (99.9%) (Cost $11,243,562)		10,941,405
Other Assets and Liabilities-Net (0.1%)		7,577
Net Assets (100%)		10,948,982

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $11,243,562,000. Net unrealized depreciation of investment securities for tax purposes was $302,157,000, consisting of unrealized gains of $107,710,000 on securities that had risen in value since their purchase and $409,867,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (66.3%)
Vanguard Total Stock Market Index Fund Investor Shares	113,844,218	3,125,024

International Stock Funds (16.7%)
Vanguard European Stock Index Fund Investor Shares	15,391,790	399,263
Vanguard Pacific Stock Index Fund Investor Shares	20,605,304	199,459
Vanguard Emerging Markets Stock Index Fund Investor Shares	7,243,907	187,690
		786,412
Bond Fund (16.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	77,451,409	794,651

Total Investment Companies (Cost $4,821,512)		4,706,087
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.187% (Cost $4,356)	4,355,859	4,356

Total Investments (100.0%) (Cost $4,825,868)		4,710,443
Other Assets and Liabilities-Net (0.0%)		1,698
Net Assets (100%)		4,712,141

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $4,825,868,000. Net unrealized depreciation of investment securities for tax purposes was $115,425,000, consisting of unrealized gains of $29,381,000 on securities that had risen in value since their purchase and $144,806,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (71.7%)
Vanguard Total Stock Market Index Fund Investor Shares	197,541,964	5,422,527

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	26,711,574	692,898
Vanguard Pacific Stock Index Fund Investor Shares	35,719,618	345,766
Vanguard Emerging Markets Stock Index Fund Investor Shares	12,618,994	326,958
		1,365,622
Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	74,186,185	761,150

Total Investment Companies (Cost $7,770,264)		7,549,299
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.187% (Cost $6,784)	6,784,079	6,784
Total Investments (99.9%) (Cost $7,777,048)		7,556,083
Other Assets and Liabilities-Net (0.1%)		6,657
Net Assets (100%)		7,562,740

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $7,777,048,000. Net unrealized depreciation of investment securities for tax purposes was $220,965,000, consisting of unrealized gains of $56,405,000 on securities that had risen in value since their purchase and $277,370,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (71.7%)
Vanguard Total Stock Market Index Fund Investor Shares	72,143,906	1,980,350

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	9,755,531	253,059
Vanguard Pacific Stock Index Fund Investor Shares	13,059,641	126,417
Vanguard Emerging Markets Stock Index Fund Investor Shares	4,585,439	118,809
		498,285
Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	27,135,386	278,409

Total Investment Companies (Cost $2,745,844)		2,757,044
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.187% (Cost $2,930)	2,930,029	2,930

Total Investments (99.9%) (Cost $2,748,774)		2,759,974
Other Assets and Liabilities-Net (0.1%)		3,515
Net Assets (100%)		2,763,489

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $2,748,774,000. Net unrealized appreciation of investment securities for tax purposes was $11,200,000, consisting of unrealized gains of $35,067,000 on securities that had risen in value since their purchase and $23,867,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	103,825,375	2,850,007

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	14,041,391	364,234
Vanguard Pacific Stock Index Fund Investor Shares	18,754,260	181,541
Vanguard Emerging Markets Stock Index Fund Investor Shares	6,597,038	170,929
		716,704
Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	39,052,236	400,676

Total Investment Companies (Cost $4,049,119)		3,967,387
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.187% (Cost $4,507)	4,507,357	4,507
Total Investments (99.8%) (Cost $4,053,626)		3,971,894
Other Assets and Liabilities-Net (0.2%)		7,112
Net Assets (100%)		3,979,006

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $4,053,626,000. Net unrealized depreciation of investment securities for tax purposes was $81,732,000, consisting of unrealized gains of $27,489,000 on securities that had risen in value since their purchase and $109,221,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (71.5%)
Vanguard Total Stock Market Index Fund Investor Shares	27,987,503	768,257

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	3,784,492	98,170
Vanguard Pacific Stock Index Fund Investor Shares	5,066,337	49,042
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,778,887	46,091
		193,303
Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	10,526,676	108,004

Total Investment Companies (Cost $1,038,540)		1,069,564
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.187% (Cost $1,566)	1,566,421	1,566

Total Investments (99.7%) (Cost $1,040,106)		1,071,130
Other Assets and Liabilities-Net (0.3%)		2,717
Net Assets (100%)		1,073,847

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

C. At December 31, 2009, the cost of investment securities for tax purposes was $1,040,106,000. Net unrealized appreciation of investment securities for tax purposes was $31,024,000, consisting of unrealized gains of $34,734,000 on securities that had risen in value since their purchase and $3,710,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 22, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.